UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Cash flows from operating activities:
Net income (loss)	$ (19,938,303)	¥ (128,733,645)	¥ 359,925,630
Adjustments for:
(Gain) Loss on disposal of property, equipment and software	32,930	212,613	(7,188)
(Gain) Loss on disposal of subsidiaries	(1,466,022)	(9,465,518)	(391,848,588)
Impairment of cryptocurrencies	7,196,318	46,463,746	0
Gain on disposal of other investments			(2,818,643)
Share-based compensation expenses	9,014,698	58,204,300	34,426,917
Impairment on other investments	813,450	5,252,122	10,000,000
Consulting fees paid by issuance of shares			3,077,958
Depreciation and amortization of property, equipment and software	2,502,562	16,200,000	259,254
Gain on extinguishment of convertible notes			(56,755,902)
Foreign currency exchange loss	872,518	5,633,501	12,382,752
Exercise of warrants	(287,296)	(1,854,956)	0
Gain from change in fair value of conversion feature derivative liability	(1,487,312)	(9,602,981)	0
Loss from change in fair value of warrant liability			123,056
Amortization of debt discount and interest on convertible notes	6,953,320	44,894,804	2,923,316
Non-cash lease expense	69,554	449,083	208,876
Changes in operating assets and liabilities
Change in accounts receivable			(422,527)
Change in advances to suppliers	(37,796)	(244,033)	798,137
Change in prepayments and other current assets	(24,335,976)	(157,127,663)	(5,581,257)
Change in intangible assets - cryptocurrencies	(19,099,437)	(123,317,423)	0
Change in right-of-use assets	204,157	1,318,158	2,176,505
Change in accounts payable	(7,467)	(48,210)	411,016
Change in amounts due to related parties	41,080	265,240	(186,034)
Change in other taxes payable	6,630	42,809	(581,412)
Change in advances from customers	(43,256)	(279,292)	206,165
Change in interest payable	469,372	3,030,550	948,509
Change in accrued expenses and other current liabilities	(2,043,213)	(13,192,213)	(29,559,749)
Change in lease liabilities	(311,815)	(2,013,265)	(2,305,943)
Net cash used in operating activities	(40,881,304)	(263,954,232)	(62,199,152)
Cash flows from investing activities
Loan to an equity method investment	(154,880)	(1,000,000)	0
Proceeds from disposal of property, equipment and software	24,006	155,000	43,000
Proceeds from disposal of assets and liabilities classified as held- for- sale			443,939,997
Purchase of property, equipment and software	(6,705,802)	(43,296,683)	0
Purchase of Intangible assets	(1,528,423)	(9,868,419)	0
Purchase of other investments	(6,233,033)	(40,244,191)	0
Net cash provided by (used in) investing activities	(14,598,132)	(94,254,293)	443,982,997
Cash flows from financing activities:
Proceeds from the issuance of convertible note	25,026,814	161,588,128	3,358,369
Proceeds from the issuance of ordinary shares	157,700,960	1,018,212,019	0
Issuance fee	(364,044)	(2,350,488)	0
Repayment of loans to a related party	(1,517,336)	(9,796,833)	(19,013,935)
Repayments of convertible notes and interest-free loan			315,873,493
Net cash (used in) provided by financing activities	180,846,394	1,167,652,826	(331,529,059)
Effect of foreign exchange rate changes on cash and cash equivalents	(300,096)	(1,937,602)	(2,425,072)
Net change in cash and cash equivalents	125,066,862	807,506,699	47,829,714
Cash and cash equivalents, beginning of period	4,909,122	31,696,237	10,113,141
Cash and cash equivalents, end of period	129,975,984	839,202,936	57,942,855
Non-cash investing and financing activities
Conversion of warrant payable	287,296	1,854,956	0
Debt discounted on convertible notes	15,350,083	99,109,344	0
Share issued for purchase of Bitcoin mining machine	22,689,090	146,494,380	0
Right of use assets obtained in exchange of lease obligations	$ 37,913	¥ 244,786	¥ 0